Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended
	Aug. 05, 2024	Jul. 10, 2024	Mar. 05, 2024	Jan. 10, 2024	Aug. 07, 2024	Jun. 30, 2024	Jun. 30, 2023	Aug. 08, 2024	May 15, 2024	Dec. 31, 2023
Long-Term Debt and Other Financial Liabilities [Abstract] [Abstract]
Dividends paid			$ 2,001	$ 491		$ 2,492	$ 5,048
Repurchase of common stock (in shares)						195,312
Repurchase of common stock						$ 1,722	$ 1,583
Common stock, shares issued (in shares)						20,698,827				19,636,352
Common stock, shares outstanding (in shares)						20,698,827				19,636,352
Regular Quarterly Dividend for Q1-2024 [Member]
Long-Term Debt and Other Financial Liabilities [Abstract] [Abstract]
Dividend payable, date to be paid						Jul. 10, 2024
Dividend payable, date of record						Jun. 25, 2024
Dividend payable, date declared						May 15, 2024
Dividend payable per share (in dollars per share)									$ 0.025
Subsequent Event [Member]
Long-Term Debt and Other Financial Liabilities [Abstract] [Abstract]
Dividends paid		$ 3,108
Repurchase of common stock (in shares)					86,903
Average price of repurchased shares (in dollars per share)					$ 10.2
Repurchase of common stock					$ 886
Common stock, shares issued (in shares)								20,611,924
Common stock, shares outstanding (in shares)								20,611,924
Subsequent Event [Member] | Regular Quarterly Dividend for Q2-2024 [Member]
Long-Term Debt and Other Financial Liabilities [Abstract] [Abstract]
Dividend payable, date to be paid	Oct. 10, 2024
Dividend payable, date of record	Sep. 27, 2024
Dividend payable, date declared	Aug. 05, 2024
Dividend payable per share (in dollars per share)	$ 0.25